Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity and cost method investments

December 31,	2018	2017
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$116	$116
Cumulative share of income	1,930	1,753
Cumulative share of distributions	(1,587)	(1,434)
Total equity method investments	459	435
Measurement alternative method investments	21	18
Total investments in unconsolidated entities	$480	$453

Equity method investments, summarized financial position
The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2018	2017
(Dollars in millions)
Assets
Current	$920	$705
Due from affiliates	379	323
Property and other	5,010	4,852
Total assets	$6,309	$5,880

Liabilities and Equity
Current liabilities	$436	$436
Deferred credits	180	181
Long-term liabilities	225	208
Long-term capital lease obligations	—	1
Partners’ capital and shareholders’ equity	5,468	5,054
Total liabilities and equity	$6,309	$5,880

Equity method investments, summarized results of operations

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Results of Operations
Revenues	$6,801	$6,585	$6,769
Operating expenses	4,985	4,985	5,068
Operating income	1,816	1,600	1,701
Other income (expense), net	9	(3)	(13)
Net income	$1,825	$1,597	$1,688